ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and current liabilities

	At December 31,
	2014	2015
	$	$
Payroll and welfare payables	29,352,860	39,731,591
Advance from customers	50,517,816	73,922,757
Derivatives	487,780	2,282,725
Accrued expenses	70,524,998	103,727,260
Payments to custom and other taxes payables	19,174,211	17,208,200

Total	170,057,665	236,872,533